Cover	Mar. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2025
Entity File Number	333-276934
Entity Registrant Name	Palisades Venture, Inc.
Entity Central Index Key	0002010982
Entity Tax Identification Number	99-0991248
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	21,200 Oxnard Street
Entity Address, Address Line Two	#6630
Entity Address, City or Town	Woodland Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	(818)
Local Phone Number	465-1300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false